Financial instruments - Summary of variable interest rate balances (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial instruments by type of interest rate [line items]
Cash at bank and in hand	$ 5,241	$ 7,361
Interest rate risk [member] | Variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Cash at bank and in hand	5,241	7,361
Net exposure to cash flow interest rate risk	$ 5,241	$ 7,361
Interest rate risk [member] | Variable interest rate [member] | Weighted average [member] | Cash at bank and in hand [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.40%